Consolidated Statements of Stockholders' Equity (Unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.30	$ 0.10
Common Stock, Dividends, Per Share, Declared	$ 0.30